Evergreen Asset Management Corp.
                            2500 Westchester Avenue
                            Purchase, New York 10577




                                                      October 30, 1995.


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re    Rule 24f-2 Notice of
         EVERGREEN INVESTMENT TRUST (formerly First Union Funds) on behalf of its Evergreen High Grade Tax Free Fund, Evergreen Treasury Money Market Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund, and Evergreen Virginia Municipal Bond Fund for the fiscal year of such series ended August 31, 1995 Registration No. 2-94560; Investment Company File No.811-4154

Gentlemen:

         In accordance with the provisions of Rule 24f-2, the Evergreen Investment Trust (formerly First Union Funds) hereby files its Rule 24f-2 Notice on behalf of seven of its series, the Evergreen High Grade Tax Free Fund ("High Grade") Evergreen Treasury Money Market Fund ("Treasury"), Evergreen Florida Municipal Bond Fund ("Florida"), Evergreen Georgia Municipal Bond Fund ("Georgia"), Evergreen North Carolina Municipal Bond Fund ("North Carolina"), Evergreen South Carolina Municipal Bond Fund ("South Carolina"), and Evergreen Virginia Municipal Bond Fund ("Virginia").

         This "Rule 24f-2 Notice" is being filed for the fiscal year ending August 31, 1995 ("Fiscal Year") for the High Grade, Treasury, Florida, Georgia, North Carolina, South Carolina and Virginia series. These series previously had a December 31 fiscal year.

         No Shares of Beneficial Interest of the High Grade, Treasury, Florida, Georgia, North Carolina, South Carolina and Virginia series which had been registered under the Securities Act of 1933 (the "Securities Act") other than pursuant to the Regulation remained unsold at the beginning of the Fiscal Year. No Shares of Beneficial Interest were registered under the Securities Act during the Fiscal Year other than pursuant to the Regulation.

         During the Fiscal Year, shares of beneficial interest of the High Grade, Treasury, Florida, Georgia, North Carolina, South Carolina and Virginia series having the following aggregate offering price were sold: $33,722,920, $2,363,848,745, $157,909,291, $3,186,864, $8,054,879, $2,943,145 and $2,466,567,
respectively; and the shares of beneficial interest of the High Grade, Treasury, Florida, Georgia, North Carolina, South Carolina and Virginia series having the following aggregate value were redeemed: $18,429,492, $2,365,586,120, $29,685,300, $1,511,506, $7,507,588, $ 332,153 and $737,001, respectively.

         Shares of beneficial interest having the following aggregate offering prices $33,722,920, $2,363,848,745, $157,909,291, $3,186,864, $8,054,879,
$2,943,145 and $2,466,567, respectively, of the High Grade, Treasury, Florida, Georgia, North Carolina, South Carolina and Virginia series, respectively, were sold during the Fiscal Year in reliance upon the registration of an indefinite amount of securities under Rule 24f-2 ("24f-2 Declaration").

         Attached to this Rule 24f-2 Notice, and made a part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable.

         In accordance with subsection (c) of Rule 24f-2, a registration fee of $51,152.85 is due on behalf of the Funds. The fee computation is based upon the actual aggregate sale price for which such securities were sold during the Fiscal Year by each series, reduced by the difference between:



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                                                        -2-

Securities and Exchange Commission                            October 30, 1995.


         (1) The actual aggregate redemption price of the shares of the Funds redeemed by the Trust during the Fiscal Year, and

         (2) The actual aggregate redemption price of such redeemed shares previously applied by the Trust on behalf of the Funds or any of its other series pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

                                                                               North        South
                   High Grade     Treasury         Florida        Georgia      Carolina     Carolina     Virginia   Total


Aggregate Sale
Price for
Shares Sold
During
Fiscal Year
in Reliance
upon the
24f-2
Declaration       $33,722,920     $2,363,848,745   $157,909,291   $3,186,864   $8,054,879   $2,943,145   $2,466,567  $2,572,132,411

Reduced by
the
Difference
Between:

(1) Aggregate
Redemption
Price of
Shares
Redeemed
During the
Fiscal Year      $(18,429,492)(+)($2,365,586,120) ($ 29,685,300) ($1,511,506) ($7,507,588) ($  332,153) ($  737,001)($2,423,789,160)

and

(2) Aggregate
Redemption
Price of
Redeemed Shares
Previously
Applied by Fund
Pursuant to
Rule 24e-2(a)
Filings Made
Pursuant to
Section 24(e)(1)
of Investment
Company Act
of 1940           $          0    $            0   $          0   $        0   $        0   $        0   $        0  $            0

Equals            $(18,429,492)  ($2,365,586,120) ($ 29,685,300) ($1,511,506) ($7,507,588) ($  332,153) ($  737,011)($2,423,789,160)

Net aggregate
proceeds from
sales and
redemptions
of Shares:        $ 15,293,428    $  537,380,459   $128,223,991   $1,675,358   $  547,291   $2,610,992   $1,729,566  $  148,343,251

Fee pursuant to Sec.6(b) of
the Securities Act of 1933                                                                                                    /2900
                                                                                                                       -------------
                                                                                                                          $51,152.85
                                                                                                                       =============


         (+) Includes $539,117,834 worth of shares redeemed by two former series of the Trust, First Union Money Market Portfolio and First Union Tax-Free Money Market Portfolio, during their most recent fiscal year. Such shares were not previously applied by the Trust on behalf of the Funds or any of its other series pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. First Union Money Market Portfolio and First Union Tax-Free Money Market Portfolio ceased operations on July 7, 1995 when their net assets were acquired by Evergreen Money Market Fund and Evergreen Tax Exempt Money Market Fund, respectively. For their most recent complete fiscal year, First Union Money Market Portfolio and First Union Tax-Free Money Market Portfolio had a common fiscal year with the series of the Trust represented in this Rule 24f-2 Notice.





         Any questions regarding the matter should be addressed to Joseph J. McBrien, Esquire at the above address.

                                       Very truly yours,

                                       EVERGREEN INVESTMENT TRUST



                                            By:/s/ John J. Pileggi
                                             -------------------------
                                             John J. Pileggi
                                             President and Treasurer



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